Net Operating Revenue	12 Months Ended
Dec. 31, 2025
Net Operating Revenue [Abstract]
Net operating revenue

Note 20. Net operating revenue

The Group recognizes operating revenue from its B2B SaaS platform where revenues are disaggregated as SaaS platform subscription services, data analytics service, and set-up and other services. Revenues are recorded net of applicable municipal service taxes (ISS) and federal vat (PIS and COFINS) taxes, as well as contract cancellations and returns.

Below is a summary of net operating revenue for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Gross operating revenue	212,135	206,739	181,725
Revenue deductions:
Cancellations and returns	(2,658)	(1,777)	(1,353)
Taxes on services	(12,739)	(11,680)	(11,387)
Total revenue deductions	(15,397)	(13,457)	(12,740)
Net operating revenue	196,738	193,282	168,985

Disaggregation of net operating revenue for the years ended December 31, 2025, 2024 and 2023 is as follows:

	2025	2024	2023
Platform subscription service	193,032	187,109	158,678
Cancellations, returns and taxes on services	(13,683)	(11,989)	(10,692)
Revenue from platform subscription service	179,349	175,120	147,986
Data analytics service	14,266	10,650	13,422
Cancellations, returns and taxes on services	(1,450)	(1,062)	(1,478)
Revenue from data analytics service	12,816	9,588	11,944
Set-up and service	3,649	7,593	8,661
Cancellations, returns and taxes on services	(196)	(326)	(514)
Revenue from set-up and service	3,453	7,267	8,147
Other revenue	1,188	1,386	963
Cancellations, returns and taxes on services	(68)	(79)	(55)
Other revenue	1,120	1,307	908
Total net operating revenue	196,738	193,282	168,985

Contract assets and deferred revenue related to contracts with customers

The Group has recognized the following contract assets (included within trade accounts receivable) and deferred revenue related to contracts with customers.

The contract asset activity as of December 31, 2025, and 2024, is as follows:

At January 1, 2024	4,862
Decrease from transfers to accounts receivable	(4,798)
Increase from changes based on work in progress	4,672
At December 31, 2024	4,736
Decrease from transfers to accounts receivable	(4,735)
Increase from changes based on work in progress	1,836
At December 31, 2025	1,837

The deferred revenue activity as of December 31, 2025, and 2024, is as follows:

At January 1, 2024	3,145
Increase in deferred revenue in the current year	24,095
Revenue recognized during the current year	(23,501)
At December 31, 2024	3,739
Increase in deferred revenue in the current year	9,370
Revenue recognized during the current year	(9,184)
At December 31, 2025	3,925

Deferred revenue is allocated to remaining performance obligations and represents contracted revenue that has not yet been recognized, including unearned revenue and amounts that have been invoiced and will be recognized as revenue in future periods. The Company expects to recognize all revenue over the next 12 months and is classified as other current liabilities in the consolidated statement of financial position.